Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,020,191	$ 284,538	¥ 1,515,799
Restricted cash			696
Short-term investments	1,023	144	156,182
Accounts receivable, net	401,064	56,489	283,774
Prepayments and other current assets, net	973,127	137,062	968,145
Total current assets	3,466,910	488,304	3,123,695
Property and equipment, net	53,884	7,589	58,727
Operating lease right-of-use assets	30,451	4,289	39,579
Intangible assets, net	218,559	30,783	8,430
Long-term investments	937,460	132,038	1,792,331
Other non-current assets	160,428	22,597	93,480
Deferred tax assets	188,503	26,550	19,337
Total non-current assets	2,166,274	305,113	2,015,724
Total assets	5,633,184	793,417	5,139,419
Accounts payable	170,185	23,970	132,994
Accrued expenses and other current liabilities	2,437,210	343,273	1,586,769
Income tax payable	31,603	4,451	35,135
Total current liabilities	2,728,145	384,250	1,778,527
Deferred tax liabilities	54,540	7,682	55,770
Other non-current liabilities	189,943	26,753	200,336
Total non-current liabilities	244,483	34,435	256,106
Total liabilities	2,972,628	418,685	2,034,633
Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	71,505	10,071	199,099
Due to related parties	84,147	11,852	23,629
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	176,711	24,889	221,732
Short-term investments			63,035
Accounts receivable, net	28,918	4,073	14,050
Prepayments and other current assets, net	29,929	4,215	28,364
Total current assets	1,130,141	159,176	1,090,016
Property and equipment, net	12,590	1,773	19,008
Operating lease right-of-use assets	2,164	305	2,837
Intangible assets, net	1,550	218	4,077
Long-term investments	207,614	29,242	288,826
Other non-current assets	44,723	6,299	43,836
Deferred tax assets	5,218	735	4,435
Total non-current assets	273,859	38,572	363,019
Total assets	1,404,000	197,748	1,453,035
Accounts payable	33,603	4,733	15,911
Accrued expenses and other current liabilities	205,266	28,911	195,917
Income tax payable	1,032	145	738
Total current liabilities	1,394,953	196,475	1,369,994
Other non-current liabilities	2,837	400	2,339
Total non-current liabilities	2,837	400	2,339
Total liabilities	1,397,790	196,875	1,372,333
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	894,583	125,999	762,835
Due to related parties	¥ 1,155,052	$ 162,686	¥ 1,157,428